Consolidated Statements of Cash Flows - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Cash flows from operating activities
Net income		$ 464		$ 687		$ 2,219
Adjustments for:
Depreciation and amortization		596		536		498
Fixed assets impairment		14		0		0
Exchange rate, interest and derivative, net		152		24		157
Tax expenses		172		287		1,185
Change in provisions		(50)		(32)		(83)
Other		13		29		(15)
Adjustments for reconcile profit loss		897		844		1,742
Change in inventories		(7)		465		(527)
Change in trade receivables		26		252		(215)
Change in trade payables		104		(101)		(42)
Change in other receivables		39		26		(46)
Change in other payables		43		(210)		107
Net change in operating assets and liabilities		205		432		(723)
Income taxes paid, net of refund		(98)		(253)		(1,107)
Net cash provided by operating activities (*)	[1]	1,468		1,710		2,131
Cash flows from investing activities
Proceeds (payments) from deposits, net		56		(88)		(36)
Purchases of property, plant and equipment and intangible assets		(713)		(780)		(747)
Proceeds from divestiture of assets and businesses, net of transaction expenses		19		4		33
Interest received (*)	[1]	17		10		7
Business combinations		(74)		0		(18)
Other		1		1		14
Net cash used in investing activities		(694)		(853)		(747)
Cash flows from financing activities
Dividends paid to the Company's shareholders		(251)		(474)		(1,166)
Receipts of long-term debt		889	[2]	633	[2]	1,045
Repayments of long-term debt		(1,302)		(836)		(1,181)
Repayments of short-term debt		(1)		(25)		(21)
Interest paid (*)	[1]	(122)		(125)		(113)
Receipts (payments) from transactions in derivatives		(2)		5		20
Dividend paid to the non-controlling interests		(57)		(15)		0
Net cash used in financing activities		(846)		(837)		(1,416)
Net change in cash and cash equivalents		(72)		20		(32)
Cash and cash equivalents as of the beginning of the period		420		417		473
Net effect of currency translation on cash and cash equivalents		(21)		(17)		(24)
Cash and cash equivalents as of the end of the period		$ 327		$ 420		$ 417

[1]	Reclassification - see Note 3 below.
[2]	The balance includes Short-term debt, loans and debentures, derivatives on loans and debentures, and interest payables.